CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Investments:
Fixed income securities, available-for-sale	[1]	$ 5,013,400	$ 4,692,200
Fixed income securities, trading	[1]	1,040,200	1,199,900
Short-term investments, available for sale		45,400	261,900
Short-term investments, trading at fair value		0	1,000
Catastrophe bonds, trading at fair value (amortized cost — 2025: $0.0 and 2024: $1.0)		0	1,000
Privately-held Investments, available for sale, at fair value	[2]	50,500	24,200
Privately-held Investments	[2]	121,800	286,800
Equity investments, trading		8,100	0
Investments, equity method		9,600	7,300
Other Investments	[3]	279,600	267,200
Investments, Excluding Derivative Assets		6,568,600	6,741,500
Reinsurance recoverables:
Cash and Cash Equivalent	[4]	1,658,800	914,200
Unpaid losses recoverable from reinsurers (net of allowance for expected credit losses of 2025: $16.2 and 2024: $27.5)		4,281,900	4,172,000
Ceded unearned premiums		968,600	901,700
Receivables:
Premiums Receivable, Net	[5]	1,700,800	1,617,000
Deferred acquisition costs		357,200	322,100
Derivative assets		5,000	17,000
Right-of-use operating lease assets		43,400	53,500
Income taxes refundable		2,500	900
Deferred tax assets		342,500	397,900
Other assets		360,400	590,800
Intangible assets and goodwill		19,900	19,900
Total assets		16,309,600	15,748,500
Insurance Reserve [Abstract]
Liability for Claims and Claims Adjustment Expense	[5]	8,725,000	8,122,600
Unearned Premiums	[5]	2,725,800	2,645,800
Total insurance reserves		11,450,800	10,768,400
Reinsurance premiums		520,300	901,100
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Income taxes payable		18,700	6,800
Deferred tax liabilities		4,000	1,100
Accrued expenses and other payables	[6]	317,100	237,200
Payables for securities purchased		0	36,900
Operating lease liabilities		64,700	75,600
Derivative liabilities		12,100	49,500
Short-Term Debt		296,800	300,000
Total liabilities		12,684,500	12,376,600
Commitments and contingent liabilities
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Ordinary shares, value	[7]	92	91
Preference shares, value		699,900	970,500
Additional paid-in capital (7)	[7]	803,400	761,700
Retained earnings		2,320,000	2,029,700
Accumulated other comprehensive (loss)		(198,300)	(390,100)
Total shareholders' equity		3,625,100	3,371,900
Total liabilities and shareholders’ equity		$ 16,309,600	$ 15,748,500

[1]	Fixed income securities, available for sale includes related party investments totaling $19.8 million (2024 — $14.0 million). Fixed income securities, trading at fair value includes related party investments totaling $69.0 million (2024 — $74.9 million).
[2]	Privately-held investments, trading at fair value include related party investments totaling $4.8 million (2024 — $73.6 million).
[3]	Other investments includes related party investments of $81.4 million (2024 — $78.6 million).
[4]	Cash and cash equivalents includes restricted cash of $130.6 million (2024 — $181.9 million) which are held in trusts.
[5]	Included within underwriting premiums receivables, reserve for losses and loss adjustment expenses and unearned premiums are related party balances of $1.6 million, $3.7 million and $1.2 million, respectively. Refer to Note 20, “Related Party Transactions” for further details.
[6]	Includes amounts due to related parties of $2.0 million for investment management fees (2024 — $4.0 million), and $Nil for management consulting fees (2024 — $1.3 million).
[7]	Ordinary shares and additional paid-in capital have been retroactively adjusted to reflect the Ordinary Share Exchange, for all periods presented. Refer to Note 12, “Capital Structure” for further details.